Related Party Transactions - Additional Information (Detail) - USD ($)							1 Months Ended	6 Months Ended
	Jan. 26, 2021	Jan. 21, 2021	Jan. 05, 2021	Sep. 21, 2020	Aug. 24, 2020	Jul. 17, 2020	Dec. 31, 2020	Jan. 26, 2021
Stock issued during period shares								41,400,000
Percentage of founder shares to the sum of issued and outstanding common stock		20.00%
Promissory Note, Due	$ 7,000							$ 7,000
Working Capital Loans
Working capital loans, Convertible amount	$ 1,500,000							$ 1,500,000
Working capital loans, Conversion price	$ 1.00							$ 1.00
Working capital loans, Amounts outstanding	$ 0							$ 0
Forward Purchase Agreement
Common stock subscribed but unissued		8,000,000
Common Class A | Share Price Equals Or Exceeds Twelve USD
Share price	$ 12.00							$ 12.00
Common Class A | Forward Purchase Agreement
Stock issued during period shares								8,000,000
Share price	$ 10.00							$ 10.00
Founder Shares
Founder shares lock in period number of trading days								20 days
Founder shares lock in period number of days								30 days
Founder shares lock in period threshold number of trading days								150 days
Share Capitalization | Founder Shares
Stock issued during period for services shares		1,725,000		2,000,000
Stock issued during period shares		1,725,000		2,000,000
Stock issued during period value				$ 0
Shares outstanding		12,350,000		10,625,000
Over-Allotment Option | Common Class A
Stock issued during period shares	5,400,000
Sponsor | Commercial Paper
Promissory Note, Face amount					$ 250,000
Promissory Note, Interest rate					0.00%
Promissory Note, Payment terms					payable on the earlier of (i) December 31, 2021 and (ii) the completion of the Initial Public Offering.
Promissory Note, Repayment	$ 191,819
Promissory Note, Due	$ 7,000							$ 7,000
Sponsor | Forward Purchase Agreement
Stock issued during period shares		2,000,000
Sponsor | Administrative Services Agreement
Related party transaction, Amounts of transaction		$ 10,000
Sponsor | Founder Shares | Common Class B
Stock issued during period for services value						$ 25,000
Stock issued during period for services shares						12,350,000
Stock issued during period shares						12,350,000
Sponsor | Share Capitalization
Shares outstanding		11,014,375
Sponsor | Shares Subject To Forfeiture | Founder Shares
Shares outstanding	1,350,000							1,350,000
Sponsor | After Share Capitalization And Ms Zhang Waiver | Founder Shares
Shares outstanding				10,409,375
Sponsor | Over-Allotment Option | Shares Subject To Forfeiture | Founder Shares
Shares outstanding		1,350,000,000
Sponsor | Other Independent Directors | Founder Shares
Stock issued during period price per share							$ 0.003
Stock issued during period shares							40,000
Sponsor | Anchor Investors | Founder Shares
Stock issued during period value			$ 0
Stock issued during period shares			1,000,000
Sponsor | Independent Director Chenling Zhang | Founder Shares
Stock issued during period for services shares					215,625
Stock issued during period shares					215,625
Stock issued during period value					$ 625